DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Feb. 29, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments Designated as Cash Flow Hedges
Activity related to the Swaps consisted of the following (in millions):

	Amount of (loss) income recognized from derivatives
Swaps designated as hedging instruments	Fiscal 2019	Fiscal 2018	Fiscal 2017	Location of (loss) income recognized from Swaps
Designated interest rate swaps	$(3.4)	$(15.5)	$47.0	Other comprehensive income (loss), net of tax

	Amount of (loss) income recognized from derivatives
Swaps not designated as hedging instruments	Fiscal 2019	Fiscal 2018	Fiscal 2017	Location of (loss) income recognized from Swaps
Undesignated, ineffective or discontinued portion of interest rate swaps	$(47.9)	$—	$0.6	Other expense (income), net